Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 10,048,262	$ 1,920,731	$ 129,297	$ 12,098,290
UNITED STATES
Total	10,048,262	1,920,731	129,297	12,098,290
UNITED STATES | Government of the United States of America Department of Interior Bureau of Land Management
Total		1,477,322		1,477,322
UNITED STATES | Shoshone Paiute Tribes of the Duck Valley
Total			$ 129,297	129,297
UNITED STATES | State of Arizona State Land Department
Total		188,368		188,368
UNITED STATES | State of Nevada Department of Taxation
Total	5,341,649			5,341,649
UNITED STATES | State of Nevada Division of Environmental Protection Bureau of Mining Regulation and Reclamation
Total		146,258		146,258
UNITED STATES | State of Nevada Division of Environmental Protection Bureau of Water Pollution Control
Total		$ 108,783		108,783
UNITED STATES | State of Nevada, Pershing County
Total	$ 4,706,613			$ 4,706,613